Cash and cash equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022	[1]	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Cash at bank available	$ 3,524		$ 2,295
Time deposits	244		1,337
Money market funds	1,278		1,875
Interest-bearing securities	857		2,563
Collateral deposits	2,217		1,572
Cash and cash equivalents	$ 8,120	[1]	$ 9,641	[1]	$ 15,579		$ 13,987

[1]	4) At 31 December 2024, 2023 and 2022, cash and cash equivalents net of overdraft were zero.